OTHER ASSETS AND OTHER LIABILITIES - Schedule of Movement of Provision for Sundry Risks (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OTHER ASSETS AND OTHER LIABILITIES [Abstract]
Balance at the beginning of the year	S/ 646,739	S/ 642,520	S/ 624,149
Provision, see Note 25	149,651	315,214	95,873
Decrease, net	(171,273)	(310,995)	(77,502)
Balances at the end of the year	S/ 625,117	S/ 646,739	S/ 642,520